Employee benefits - Employee Benefit Expenses (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Employee Benefits [Abstract]
Termination benefits	¥ 282	¥ 39	¥ 1